AST BALANCED ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 86.0%
Affiliated Mutual Funds
AST BlackRock/Loomis Sayles Bond Portfolio*	19,736,718	$304,537,553
AST ClearBridge Dividend Growth Portfolio*	18,516,182	449,017,404
AST Emerging Markets Equity Portfolio*	5,986,224	63,633,561
AST Global Bond Portfolio*	109,851,332	1,316,018,954
AST Goldman Sachs Small-Cap Value Portfolio*	3,496,802	104,799,167
AST High Yield Portfolio*	7,498,593	89,083,280
AST Hotchkis & Wiley Large-Cap Value Portfolio*	11,890,694	466,828,632
AST International Growth Portfolio*	14,763,391	395,658,893
AST International Value Portfolio*	18,811,194	420,430,190
AST Jennison Large-Cap Growth Portfolio*	4,955,180	299,837,935
AST Large-Cap Core Portfolio*	44,883,094	1,155,290,843
AST Loomis Sayles Large-Cap Growth Portfolio*	4,013,966	347,649,607
AST MFS Growth Portfolio*	6,541,640	286,065,939
AST MFS Large-Cap Value Portfolio*	21,591,151	568,926,832
AST Mid-Cap Growth Portfolio*	2,045,474	31,766,211
AST Mid-Cap Value Portfolio*	1,144,923	46,667,061
AST Prudential Core Bond Portfolio*	77,578,382	1,055,065,990
AST QMA International Core Equity Portfolio*	25,483,718	358,301,069
AST Small-Cap Growth Opportunities Portfolio*	2,411,216	78,798,549
AST Small-Cap Growth Portfolio*	1,060,077	86,512,888
AST Small-Cap Value Portfolio*	2,542,961	88,774,784
AST T. Rowe Price Large-Cap Growth Portfolio*	5,489,377	359,883,573
AST T. Rowe Price Large-Cap Value Portfolio*	22,473,476	445,199,555
AST T. Rowe Price Natural Resources Portfolio*	2,321,335	56,176,309
AST Western Asset Core Plus Bond Portfolio*	47,182,582	682,731,958
AST Western Asset Emerging Markets Debt Portfolio*	5,184,342	64,441,378

Total Long-Term Investments (cost $7,728,969,357)(wd)		9,622,098,115

	Shares	Value
Short-Term Investments — 14.0%
Affiliated Mutual Fund — 13.5%
PGIM Core Ultra Short Bond Fund (cost $1,505,801,344)(wd)	1,505,801,344	$1,505,801,344

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.5%
U.S. Treasury Bills
0.025%	06/17/21	58,000	57,998,886
(cost $57,996,898)

Total Short-Term Investments (cost $1,563,798,242)				1,563,800,230

TOTAL INVESTMENTS—100.0% (cost $9,292,767,599)				11,185,898,345

Other assets in excess of liabilities(z) — 0.0%				5,159,178

Net Assets — 100.0%				$11,191,057,523

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
688	2 Year U.S. Treasury Notes	Jun. 2021	$151,859,875	$(150,988)
1,676	5 Year U.S. Treasury Notes	Jun. 2021	206,815,785	(2,530,274)
497	10 Year U.S. Treasury Notes	Jun. 2021	65,075,938	(1,642,824)
671	20 Year U.S. Treasury Bonds	Jun. 2021	103,732,406	(4,180,887)
1,750	Mini MSCI EAFE Index	Jun. 2021	191,800,000	(879,483)
680	Russell 2000 E-Mini Index	Jun. 2021	75,565,000	(4,305,699)
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AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
3,580	S&P 500 E-Mini Index	Jun. 2021	$710,164,600	$6,171,236
				$(7,518,919)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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